Summary of Significant Accounting Policies 1 (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 21, 2011	Dec. 31, 2010
Contract Acquisition Payments [Abstract]
Contract acquisition payments, net	$ 0	$ 17.6
Revenue related to contract terminations	0	2.2	7.5	5.8
Advertising Expense [Abstract]
Advertising Expense	0.1	17.3	21.3	18.3
Prepaid and other current assets [Member]
Advertising Expense [Abstract]
Prepaid Advertising	$ 0.1	$ 2.6